Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.drinkerbiddle.com

December 31, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Trust for Credit Unions (the “Trust”)

Securities Act Registration No. 33-18781

Investment Company Act Registration No. 811-5407

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses and Statements of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A, which was filed on December 27, 2013, and (ii) the text of Post-Effective Amendment No. 44 was filed with the Commission via EDGAR on December 27, 2013 (Accession No. 0001193125-13-486361 ) with an effective date of December 27, 2013.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:	Jay Johnson, Callahan Financial Services, Inc.

Mary Jo Reilly, Esq.